Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

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We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature such as data about our research and clinical trials (“Information Systems and Data”).
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Our information security function helps identify, assess and manage the Company’s cybersecurity threats and risks. We identify and assess risks from cybersecurity threats by monitoring and evaluating our threat environment using various methods including: manual and automated tools; subscribing to and analyzing reports and services that identify cybersecurity threats; and evaluating threats reported to us; conducting vulnerability assessments.
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Depending on the environment, systems, and data, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example: an incident response process; disaster recovery/business continuity plans; encrypting certain data; using network security controls; maintaining access controls; managing assets; and maintaining cybersecurity insurance.
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Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, (1) cybersecurity risk is addressed as a component of the Company’s enterprise risk management program; (2) we prioritize our risk management processes to include mitigation of risks from cybersecurity threats that are more likely to lead to a material impact to our business; (3) management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the board of directors, which evaluates our overall enterprise risk.
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We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats.
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We use third-party service providers to perform a variety of functions throughout our business, such as distributors and supply chain resources and contract research organizations (“CRO”) and contract manufacturing organizations (“CMO”). We have certain vendor management processes to manage cybersecurity risks associated with our use of certain providers, depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider. These processes may include information security questionnaires, audits, and imposition of contractual obligations relating to cybersecurity.
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For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors in this Annual Report on Form 20-F, including “If our information technology systems or data, or those of the third-parties with whom we work, are or were compromised, we could experience adverse consequences resulting from such compromise, including but not limited to regulatory investigations or actions; litigation; fines and penalties; disruptions of our business operations’ reputational harm’ loss of revenue or profits; loss of customers or sales; and other adverse consequences .”

Governance

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Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors is responsible for overseeing Company’s cybersecurity risk management processes, including oversight of mitigation of risks from cybersecurity threats.
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Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management and service provider, including Exigence, our external IT service provider. Management is responsible for budgeting, hiring appropriate cybersecurity personnel, and helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy.
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Our cybersecurity incident response process is designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including Chief Executive and Chief Financial Officer who help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response process includes reporting to the board of directors for certain cybersecurity incidents.
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The board received periodic reports from company management, including Exigence and our external IT service provider and Chief Financial Officer concerning the Company’s significant cybersecurity threats and risk and the processes the Company has implemented to address them. The board also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
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Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, (1) cybersecurity risk is addressed as a component of the Company’s enterprise risk management program; (2) we prioritize our risk management processes to include mitigation of risks from cybersecurity threats that are more likely to lead to a material impact to our business; (3) management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the board of directors, which evaluates our overall enterprise risk.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors is responsible for overseeing Company’s cybersecurity risk management processes, including oversight of mitigation of risks from cybersecurity threats
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors is responsible for overseeing Company’s cybersecurity risk management processes, including oversight of mitigation of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
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The board received periodic reports from company management, including Exigence and our external IT service provider and Chief Financial Officer concerning the Company’s significant cybersecurity threats and risk and the processes the Company has implemented to address them. The board also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Role of Management [Text Block]
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Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management and service provider, including Exigence, our external IT service provider. Management is responsible for budgeting, hiring appropriate cybersecurity personnel, and helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management is responsible for budgeting, hiring appropriate cybersecurity personnel, and helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain Company management and service provider, including Exigence, our external IT service provider.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
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Our cybersecurity incident response process is designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including Chief Executive and Chief Financial Officer who help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response process includes reporting to the board of directors for certain cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true